PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)
1
Voya Large Cap Growth Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.9%
Communication Services : 14.3%
588,995
Alphabet, Inc. - Class A
$ 143,184,685
5.9
107,599  Meta Platforms, Inc.
- Class A
79,018,554
3.2
42,584
(1)
Netflix, Inc.
51,054,809
2.1
62,895
(1)
Reddit, Inc. - Class A
14,465,221
0.6
132,322
(1)
ROBLOX Corp. - Class
A
18,329,243
0.8
35,928
(1)
Spotify Technology SA
25,077,744
1.0
66,498
(1)
Take-Two Interactive
Software, Inc.
17,180,423
0.7
348,310,679
14.3
Consumer Discretionary : 10.7%
465,694
(1)
Amazon.com, Inc.
102,252,432
4.2
4,492
Booking Holdings, Inc.
24,253,521
1.0
104,795
Lowe's Cos., Inc.
26,336,031
1.1
212,410
(1)
O'Reilly Automotive,
Inc.
22,899,922
0.9
151,074
Starbucks Corp.
12,780,860
0.5
123,515
(1)
Tesla, Inc.
54,929,591
2.3
93,967
Williams-Sonoma, Inc.
18,365,850
0.7
261,818,207
10.7
Consumer Staples : 2.4%
163,112
(1)
Dollar Tree, Inc.
15,392,880
0.6
93,811
(1)
e.l.f. Beauty, Inc.
12,428,081
0.5
74,240  Philip Morris
International, Inc.
12,041,728
0.5
183,665
Walmart, Inc.
18,928,515
0.8
58,791,204
2.4
Energy : 0.5%
124,356  Chesapeake Energy
Corp.
13,211,582
0.5
Financials : 5.2%
473,886
Blue Owl Capital, Inc.
8,022,890
0.3
31,845  Goldman Sachs
Group, Inc.
25,359,766
1.0
154,776  Tradeweb Markets,
Inc. - Class A
17,177,041
0.7
225,988
Visa, Inc. - Class A
77,147,783
3.2
127,707,480
5.2
Health Care : 6.8%
54,330
Danaher Corp.
10,771,466
0.4
254,889
(1)
Doximity, Inc. - Class A
18,645,130
0.8
78,885
Eli Lilly & Co.
60,189,255
2.5
43,082
(1)
Intuitive Surgical, Inc.
19,267,563
0.8
30,056
McKesson Corp.
23,219,462
0.9
8,222
(1)
Mettler-Toledo
International, Inc.
10,093,410
0.4
60,469
(1)
Vertex
Pharmaceuticals, Inc.
23,682,079
1.0
165,868,365
6.8
Industrials : 5.8%
110,251
3M Co.
17,108,750
0.7
21,735
(1)
Axon Enterprise, Inc.
15,597,905
0.7
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
77,422
(1)
Builders FirstSource,
Inc.
$ 9,387,418
0.4
29,055  Comfort Systems USA,
Inc.
23,975,605
1.0
125,666  Howmet Aerospace,
Inc.
24,659,439
1.0
207,752  Johnson Controls
International PLC
22,842,332
0.9
273,106
(1)
Uber Technologies,
Inc.
26,756,195
1.1
140,327,644
5.8
Information Technology : 51.2%
875,794
Apple, Inc.
223,003,426
9.2
41,597
(1)
AppLovin Corp. - Class
A
29,889,108
1.2
83,615
(1)
Atlassian Corp. - Class
A
13,353,315
0.5
366,184
Broadcom, Inc.
120,807,763
5.0
58,124
(1)
Cloudflare, Inc. - Class
A
12,472,829
0.5
34,378
(1)
Crowdstrike Holdings,
Inc. - Class A
16,858,284
0.7
171,381
Lam Research Corp.
22,947,916
0.9
70,058  Micron Technology,
Inc.
11,722,105
0.5
595,564
Microsoft Corp.
308,472,374
12.7
33,859
(1)
Monday.com Ltd.
6,558,150
0.3
1,916,117
NVIDIA Corp.
357,509,110
14.7
93,849
(1)
Onto Innovation, Inc.
12,127,168
0.5
77,895
Oracle Corp.
21,907,190
0.9
151,658
(1)
Palantir Technologies,
Inc. - Class A
27,665,452
1.1
40,081
(1)
ServiceNow, Inc.
36,885,743
1.5
107,398
(1)
Snowflake, Inc. - Class
A
24,223,619
1.0
1,246,403,552
51.2
Materials : 1.4%
50,973
Sherwin-Williams Co.
17,649,911
0.7
51,886
Vulcan Materials Co.
15,961,171
0.7
33,611,082
1.4
Real Estate : 0.6%
83,196
Welltower, Inc.
14,820,535
0.6
Total Common Stock
(Cost $1,582,214,091)
2,410,870,330
98.9

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
2
Voya Large Cap Growth Portfolio
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.2%
Mutual Funds : 1.2%
28,494,000
(2)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.050%
(Cost $28,494,000) $ 28,494,000 1.2
Total Short-Term
Investments
(Cost $28,494,000)
$ 28,494,000
1.2
Total Investments in
Securities
(Cost $1,610,708,091) $ 2,439,364,330 100.1
Liabilities in Excess
of Other Assets (2,721,688) (0.1)
Net Assets $ 2,436,642,642 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of September 30, 2025.
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Common Stock* $ 2,410,870,330 $ — $ — $ 2,410,870,330
Short-Term Investments 28,494,000 — — 28,494,000
Total Investments, at fair value $ 2,439,364,330 $ — $ — $ 2,439,364,330
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 852,434,835
Gross Unrealized Depreciation (23,778,596)
Net Unrealized Appreciation $ 828,656,239